2. Revision of Prior Period Financial Statements (Details - Cash Flows) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net Loss	$ (438,360)	$ (950,099)	$ (1,988,333)	$ (1,905,117)	$ (3,175,543)	$ (2,024,664)
Adjustments to reconcile net loss to net cash from operating activities:
Inventories reserve			(3,853)	3,601	6,448	26,435
Depreciation expense			121,684	112,107	151,670	27,993
Amortization of intangible assets			0	16,521	9,025	0
Amortization of right-of-use assets				(296)
Stock-based compensation			36,000	59,964	75,218	541,377
Stock option compensation			605,150	172,900	432,250	0
Changes in operating assets and liabilities:
Accounts receivable			(179,041)	193,726	102,956	15,403
Accounts receivable - related party			(22,410)	39,625	39,625	(39,061)
Inventories			788	(5,210)	15,932	(48,790)
Other receivable			(200)	(3,625)
Prepaid expenses			(30,689)	68,914	68,862	(107,553)
Deposit			(100,000)	7,210	7,210	(662)
Accounts payable and accrued liabilities			(34,006)	161,464	(38,705)	(154,675)
Accounts payable - related party			0	(4,921)	(4,921)	4,921
Other liabilities				(7,210)
Customer deposit				(36,184)
Net cash flows used in operating activities			(1,725,512)	(1,126,531)	(1,697,771)	(1,411,703)
Cash flows from investing activities:
Cash from acquisition			0	201,482	201,482	0
Purchase of property and equipment			(1,314)	(220,793)	(11,148)	(4,599,792)
Cash paid for acquisition			0	(550,000)	(550,000)	0
Net cash flows used in investing activities			(1,314)	(569,311)	(565,110)	(4,599,792)
Cash flows from financing activities:
Payment on long term debt and finance lease obligation				0
Net cash flows used in financing activities			355,860	0	0	10,072,848
Net change in cash			$ (1,370,966)	(1,695,842)	$ (2,262,881)	$ 4,061,353
Cash - beginning of Period				4,455,751
Cash - end of Period				2,759,909
Scenario Previously Reported [Member]
Cash flows from operating activities:
Net Loss		(882,675)		(1,820,002)
Adjustments to reconcile net loss to net cash from operating activities:
Inventories reserve				3,601
Depreciation expense				112,107
Amortization of intangible assets				16,521
Amortization of right-of-use assets				48,569
Stock-based compensation				59,964
Stock option compensation				172,900
Changes in operating assets and liabilities:
Accounts receivable				262,099
Accounts receivable - related party				39,625
Inventories				(5,210)
Other receivable				(3,625)
Prepaid expenses				68,914
Deposit				7,210
Accounts payable and accrued liabilities				(22,860)
Accounts payable - related party				(4,921)
Other liabilities				(7,210)
Customer deposit				(5,348)
Net cash flows used in operating activities				(1,077,666)
Cash flows from investing activities:
Cash from acquisition				201,482
Purchase of property and equipment				(220,793)
Cash paid for acquisition				(550,000)
Net cash flows used in investing activities				(569,311)
Cash flows from financing activities:
Payment on long term debt and finance lease obligation				(48,865)
Net cash flows used in financing activities				(48,865)
Net change in cash				(1,695,842)
Cash - beginning of Period				4,455,751
Cash - end of Period				2,759,909
Restatement Adjustment [Member]
Cash flows from operating activities:
Net Loss		$ (67,424)		(85,115)
Adjustments to reconcile net loss to net cash from operating activities:
Inventories reserve				0
Depreciation expense				0
Amortization of intangible assets				0
Amortization of right-of-use assets				(48,865)
Stock-based compensation				0
Stock option compensation				0
Changes in operating assets and liabilities:
Accounts receivable				(68,373)
Accounts receivable - related party				0
Inventories				0
Other receivable				0
Prepaid expenses				0
Deposit				0
Accounts payable and accrued liabilities				184,324
Accounts payable - related party				0
Other liabilities				0
Customer deposit				(30,836)
Net cash flows used in operating activities				(48,865)
Cash flows from investing activities:
Cash from acquisition				0
Purchase of property and equipment				0
Cash paid for acquisition				0
Net cash flows used in investing activities				0
Cash flows from financing activities:
Payment on long term debt and finance lease obligation				48,865
Net cash flows used in financing activities				48,865
Net change in cash				0
Cash - beginning of Period				0
Cash - end of Period				$ 0